Financial information	6 Months Ended
Jun. 30, 2025
Financial information [Abstract]
Financial information
Note 9: Financial information

	Carrying amount				Fair value
	Fair value hedging instruments/ Mandatorily at FVTPL – others USD’000	Financial assets at amortised cost USD’000	FVOCI – equity instruments USD’000	Total USD’000	Level 1 USD’000	Level 2 USD’000	Level 3 USD’000	Total USD’000
At 30 June 2025
Financial assets measured at fair value
Forward foreign exchange contracts	1,506	—	—	1,506	—	1,506	—	1,506
Forward freight agreements	1,076	—	—	1,076	—	1,076	—	1,076
Interest rate swaps used for hedging	11,513	—	—	11,513	—	11,513	—	11,513
Other investments	—	—	23,069	23,069	—	—	23,069	23,069
	14,095	—	23,069	37,164

At 30 June 2025
Financial assets not measured at fair value
Loans receivable from joint ventures	—	62,490	—	62,490
Trade and other receivables, and prepayments[1]	—	447,115	—	447,115
Restricted cash	—	10,000	—	10,000
Cash at bank and on hand	—	194,022	—	194,022
Cash retained in the commercial pools	—	119,289	—	119,289
	—	832,916	—	832,916

	Carrying amount			Fair value
	Fair value hedging instruments USD’000	Other financial liabilities USD’000	Total USD’000	Level 1 USD’000	Level 2 USD’000	Level 3 USD’000	Total USD’000
At 30 June 2025
Financial liabilities measured at fair value
Forward freight agreements	(177)	—	(177)	—	(177)	—	(177)
	(177)	—	(177)

At 30 June 2025
Financial liabilities not measured at fair value
Bank borrowings	—	(551,607)	(551,607)
Sale and leaseback liabilities (accounted for as financing transaction) and other lease liabilities	—	(475,080)	(475,080)
Trade and other payables	—	(338,054)	(338,054)
	—	(1,364,741)	(1,364,741)

[1] Excluding prepayments

	Carrying amount				Fair value
	Fair value hedging instruments/ Mandatorily at FVTPL – others USD’000	Financial assets at amortised cost USD’000	FVOCI – equity instruments USD’000	Total USD’000	Level 1 USD’000	Level 2 USD’000	Level 3 USD’000	Total USD’000
At 31 December 2024
Financial assets measured at fair value
Forward freight agreements	1,690	—	—	1,690	—	1,690	—	1,690
Interest rate swaps used for hedging	22,935	—	—	22,935	—	22,935	—	22,935
Other investments	—	—	23,069	23,069	—	—	23,069	23,069
	24,625	—	23,069	47,694

At 31 December 2024
Financial assets not measured at fair value
Loans receivable from joint ventures	—	64,133	—	64,133
Trade and other receivables, and prepayments[1]	—	487,677	—	487,677
Restricted cash	—	13,542	—	13,542
Cash at bank and on hand	—	195,271	—	195,271
Cash retained in the commercial pools	—	88,297	—	88,297
	—	848,920	—	848,920

	Carrying amount			Fair value
	Fair value hedging instruments USD’000	Other financial liabilities USD’000	Total USD’000	Level 1 USD’000	Level 2 USD’000	Level 3 USD’000	Total USD’000
At 31 December 2024
Financial liabilities measured at fair value
Forward foreign exchange contracts	(1,048)	—	(1,048)	—	(1,048)	—	(1,048)
Forward freight agreements	(891)	—	(891)	—	(891)	—	(891)
	(1,939)	—	(1,939)

At 31 December 2024
Financial liabilities not measured at fair value
Bank borrowings	—	(575,376)	(575,376)
Sale and leaseback liabilities (accounted for as financing transaction) and other lease liabilities	—	(546,873)	(546,873)
Trade and other payables	—	(312,839)	(312,839)
	—	(1,435,088)	(1,435,088)

The Group has no Level 1 financial assets or liabilities as at 30 June 2025 and 31 December 2024.

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. The Group uses a variety of methods and makes assumptions that are based on market conditions existing at each balance sheet date. The fair value of interest rate swaps is calculated as the present value of the estimated future cash flows based on observable yield curves. These valuation techniques maximise the use of observable market data where it is available and rely as little as possible on entity specific estimates. These financial instruments are included in Level 2, as all significant inputs required to fair value an instrument are observable. Other techniques, such as estimated discounted cash flows, are used to determine fair value for the remaining financial instruments.

[1] Excluding prepayments.

If one or more of the significant inputs is not based on observable market data, the instrument is included in Level 3. The assessment of the fair value of investments in unquoted equity instruments is performed on a quarterly basis based on the latest available data that is reasonably available to the Group.

Level 3 fair values

The Group’s investment in unquoted equity instruments measured at FVOCI using Level 3 fair value measurements were valued using market approach based on the Group’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing of the investees and information generated from arm’s-length market transactions involving identical or comparable assets or liabilities. The estimated fair value of the investments would either increase or decrease based on the latest available data that is reasonably available to the Group at each reporting date.

The following table shows a reconciliation from the opening balances to the closing balances of the Group’s investment in unquoted equity instruments measured at FVOCI using Level 3 fair value measurements:

	30 June 2025 USD’000	31 December 2024 USD’000
Opening balance	23,069	23,953
Acquisition of equity investments at FVOCI	—	862
Equity investments at FVOCI – net change in fair value	—	1,186
Disposal of other investments	—	(2,932)
Closing balance	23,069	23,069